Intangible Assets - Schedule of Estimated Future Amortization Expense Related to Intangible Assets (Details) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	₩ 75,674	₩ 100,899
2020	100,794	100,759
2021	100,479	100,479
2022	58	18
Total	₩ 277,005	₩ 302,155	₩ 403,053